DEBT (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 30, 2014	Jun. 30, 2014	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Line of Credit	$ 20,000		$ 0
Current portion of long-term debt	57,575,000		44,052,000
Long-term debt	748,881,000		473,523,000
Maturities of Long-term Debt [Abstract]
2016	57,575,000
2017	57,587,000
2018	57,571,000
2019	57,571,000
2020	367,157,000
Thereafter	208,995,000
Total debt	806,456,000		517,575,000
Assets pledged [Abstract]
Vessels, net,	1,189,198,000		861,919,000
Vessels by Name [Member]
Assets pledged [Abstract]
Vessels, net,	1,186,230,000		861,919,000
Loans Payable [Member] | Term Loan Facility, $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 420,000,000.0
Loans Payable [Member] | Term Loan Facility, $146.4 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						146,400,000.0
Loans Payable [Member] | Term Loan Facility, $200.0 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 200,000,000.0
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,100,000.0
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 60,600,000.0
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			466,500,000.0	$ 136,500,000.0
Loans Payable [Member] | Term Loan Facility, $60.0 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 60,000,000.0
US Dollar denominated floating rate debt [Member] | Loans Payable [Member]
Maturities of Long-term Debt [Abstract]
Total debt	806,436,000		517,575,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $420 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	0		190,747,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $146.4 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	0		82,675,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $200.0 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	0		81,703,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	500,100,000		0
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	57,999,000		0
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	$ 248,337,000		$ 162,450,000